Retirement Plans and Employee Rights Upon Termination (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Severance liabilities	$ 3,700,000	$ 3,800,000
Employee contribution percentage	4.00%
Employer contributions matching amount	$ 3,000
Percent of employee contribution matched by the Company	50.00%
Employer contribution amount	$ 3,800,000	4,200,000	$ 2,800,000
Future benefits to employees	$ 2,700,000	$ 2,700,000